Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established cybersecurity risk management to identify, assess, and mitigate cybersecurity risks alongside other business risks. The process is in alignment with our strategic objectives and risk appetite. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition. For the year ended December 31, 2025, and as of the date of this Annual Report, we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. We continuously adapt our business strategy to enhance resilience, strengthen defenses and ensure the sustainability of our operations.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have established cybersecurity risk management to identify, assess, and mitigate cybersecurity risks alongside other business risks. The process is in alignment with our strategic objectives and risk appetite. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has general oversight power over cybersecurity issues and delegates the primary responsibility for day-to-day assessment and management of cybersecurity risks to our cybersecurity risk management personnel.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Role of Management [Text Block]	When cybersecurity incidents occur, our cybersecurity risk management personnel will collect the relevant information, prepare solutions to mitigate the incidents, and report the incidents to our board of directors to take appropriate and timely measures in response to the incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity risk management personnel
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true